SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Estimated Useful lives of property, plant and equipment	Depreciation is provided for on the straight-line method over the following estimated useful lives:

Equipment	3 years
Vehicles	3 years
Computers and electronic equipment	3 years